Note R - Income Taxes - Net Income Loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (288,322)	$ (999,403)	$ (11,909,903)	$ (5,065,781)
UNITED STATES
Net loss			(10,416,593)	(4,507,071)
HONG KONG
Net loss			(458,839)	(439,814)
Africa [Member]
Net loss			(143,499)	(118,896)
SPAIN
Net loss			$ (890,972)	$ 0